-------------------------------------------------------------------------------
[PROVIDENT INSTITUTIONAL FUNDS LETTERHEAD]
-------------------------------------------------------------------------------


Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                              September 14, 1995

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for New York Investors, Inc. for the period ended July 31, 1995.

     The enclosed Adviser's Report presents an economic overview of New York State and New York City. Despite some of their ongoing budgetary concerns, New York Money Fund continues to offer shareholders a competitive yield, with an emphasis on credit quality and liquidity.

     Provident Institutional Funds offer many other high quality Money Market, Fixed Income and Equity Funds to meet the varied needs of our investors. Please feel free to contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 to discuss your investment options.

     Thank you for your continued confidence in Provident Institutional Funds. We welcome the opportunity to serve your investment needs.

                                            Sincerely,



                                            /s/ THOMAS A. MELFE
                                            -----------------------
                                            Thomas A. Melfe
                                              Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     The State of New York's fiscal 1996 budget, though two months late, revealed some major shifts in the State's budgetary policy. General fund spending is down and the growth rate of total spending has also been reduced. In addition, the personal income tax and a variety of business taxes have been cut. Unfortunately, structural imbalances persist. Political debate may well intensify as projected deficits increase and deeper and more painful cuts of government programs become necessary. The State's cash flow for the first four months of fiscal 1996 is on track with budget projections. Personal income tax and sales tax receipts are up, while business tax receipts are down over the same period last year. Economic growth for the State is projected to remain weak compared to the nation, which leaves the State vulnerable even in the event of a minor economic downturn.

     New York City received its long anticipated downgrade to BBB+ from A- by Standard & Poor's on July 10, 1995. Though the City has implemented massive budget cuts and work force reductions, structural balance has proven elusive. The 1996 budget relies heavily on non-recurring revenue enhancers, overly optimistic growth projections, and increased support from the State and federal governments. Plans to sell the City's water system to the New York City Water Finance Authority is symptomatic of the City's high debt burden. The City's economy remains sluggish, but reduced unemployment and increased employment statistics evidence a very gradual improvement in the labor market.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated most significantly into an emphasis on short average weighted maturities. The average weighted maturity of Municipal Fund for New York Investors, Inc. rarely topped 50 days and was often below 40 days. In addition, underlying and reinforcing this policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     Credit quality is another area that has been highlighted over the past year, with even greater scrutiny being given to the creditworthiness of issuers and credit enhancers and added emphasis on ongoing disclosure on the part of issuers of municipal securities. Also, the structure of many deals has become more complex, creating a need for more detailed analysis. Careful selection of high quality securities, with emphasis on insuring safety and liquidity, continues to be a primary objective of the Fund. Total net assets in the Fund at fiscal year-end stood at $246,650,282.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION
September 11, 1995

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Net Assets
                                 July 31, 1995

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK -- 94.3%
  City of New York G.O. DN /
   (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.80%.................08/01/95   $ 3,500   $  3,500,000
  City of New York G.O. Series
   B-10 DN / (Union Bank of
   Switzerland LOC) (A-1+,
   VMIG-1)**
   3.75%.................08/07/95     2,200      2,200,000
  City of New York G.O. TECP /
   (Banque Paribas LOC)
   (A-1, VMIG-1)
   3.60%.................08/25/95     4,800      4,800,000
   4.25%.................10/13/95     1,000      1,000,000
  City of New York Housing
   Development Corporation
   (Columbus Gardens Project) DN
   / (Citibank LOC) (A-1)**
   3.75%.................08/07/95     1,400      1,400,000
  City of New York Housing
   Development Corporation
   (East 96th St. Project) DN /
   (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.45%.................08/07/95      2,000      2,000,000
  City of New York Housing
   Development Corporation
   (Parkgate Tower) Resolution
   One Series 1985 DN /
   (Citibank LOC)
   (A-1, VMIG-1)**
   3.75%.................08/07/95      4,945      4,945,000
  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN / (Sumitomo Bank LOC)
   (VMIG-1)**
   3.75%.................08/07/95     2,700      2,700,000

  City of New York IDA (Columbia
   Grammar School and Preparatory
   School) Civic Facility RB
   Series 1994 DN / (Chemical
   Bank LOC) (A-1)**
   3.60%.................08/07/95       300        300,000

  City of New York IDA Refunding
   Revenue Adjustable Tender
   Notes (La Guardia Associates)
   Series 1985 DN / (Banque
   Indosuez LOC) (A1, VMIG-1)**
   3.70%.................08/02/95     5,700      5,700,000

  City of New York IDA Refunding
   Revenue Adjustable Tender
   Notes, Field Hotel Association
   (JFK Project) DN / (Banque
   Indosuez LOC) (A1, VMIG-1)**
   3.70%.................08/07/95     3,750      3,750,000

NEW YORK (CONTINUED)
  City of New York Tender Option
   Bond DN / (MBIA Insurance)
   (VMIG-1)**
   3.96%.................08/07/95   $ 7,000   $  7,000,000

  City of New York Trust For
   Cultural Resources (American
   Museum of Natural History) DN
   / (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.55%.................08/07/95       400        400,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1985 DN / (Dai-Ichi
   Kangyo LOC) (A-1, VMIG-1)**
   3.75%.................08/07/95     3,250      3,250,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1990 DN / (Dai-Ichi
   Kangyo LOC) (A-1, VMIG-1)**
   3.75%.................08/07/95     2,700      2,700,000

  City of New York Trust For
   Cultural Resources (The Jewish
   Museum) Series 1992 DN /
   (Sumitomo Bank LOC) (A1+,
   VMIG-1)**
   3.75%.................08/07/95     1,900      1,900,000

  City of New York Trust For
   Cultural Resources (The Museum
   of Broadcasting) Series 1989
   DN / (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.75%.................08/07/95     2,300      2,300,000

  County of Albany BAN
   6.00%.................02/21/96     5,440      5,475,968

  County of Erie Water Authority
   DN / (AMBAC Insurance) (A-1+,
   VMIG-1)**
   3.60%.................08/07/95       600        600,000

  County of Erie Water Authority
   Water Works System RB DN /
   (AMBAC Insurance)
   (A-1+, VMIG-1)**
   3.60%.................08/07/95       800        800,000

  County of Monroe IDA Adjustable
   Rate IDRB (Emerson Electric)
   MB (Aa1)
   3.80%.................07/01/96     2,290      2,290,000

  County of Monroe IDA 1985 IDRB
   (Rochester District Heating
   Cooperative, Inc. Facility) DN
   / (Chemical Bank LOC)**
   3.70%.................08/07/95     3,800      3,800,000

  County of Montgomery IDRB
   (Service Merchandise Company)
   DN / (Barclays Bank LOC) (A1+,
   VMIG-1)**
   3.35%.................08/15/95     4,700      4,700,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)
                                 July 31, 1995

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  County of Suffolk TAN 1995
   (RA Series I) / (Westdeutsche
   Landesbank Girozentrale LOC)
   (SP-1+, MIG-1)
   5.25%.................08/15/95   $ 3,900   $  3,900,808

  County of Suffolk Water
   Authority Series 1994
   (VMIG-1)**
   3.75%.................08/01/95     4,100      4,100,000

  Dormitory Authority of The
   State of New York (Columbia
   University) MGT 14-C DN /
   (Morgan Guaranty LOC)
   (VMIG-1)**
   3.75%.................08/07/95     5,500      5,500,000

  Dormitory Authority of The
   State of New York
   (Metropolitan Museum of Art)
   Series 1993 A DN (A-1+,
   VMIG-1)**
   3.60%.................08/07/95       385        385,000

  Dormitory Authority of The
   State of New York (United
   Cerebral Palsy of New York
   City, Inc.) RB DN / (Chemical
   Bank LOC)
   (A-1, VMIG-1)**
   3.60%.................08/07/95     8,600      8,600,000

  Dormitory Authority of The
   State of New York Pooled Short
   Term TECP / (Dai-Ichi Kangyo
   LOC) (A-1, P-1)
   2.90%.................08/16/95       303        303,000

   4.10%.................09/08/95     1,010      1,010,000

  East Islip Union Free School
   District TAN 1995
   4.25%.................06/28/96     2,500      2,509,830

  Hempstead BAN (MIG-1)
   4.50%.................08/17/95     4,000      4,000,877

  Massapequa Union Free School
   District TAN (MIG-1)
   4.25%.................06/28/96     3,000      3,013,101

  Metropolitan Transportation
   Authority Commuter Facilities
   Series 1991 DN /
   (Morgan Guaranty LOC)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95     9,200      9,200,000

  New York State Energy Research
   and Development Authority PCR
   (Central-Hudson Gas and
   Electric Corporation) Series A
   DN / (Bankers Trust LOC)
   (A1+, VMIG-1)**
   3.40%.................08/03/95       600        600,000

NEW YORK (CONTINUED)
  New York State Energy Research
   and Development Authority PCR
   (Rochester Gas and Electric)
   DN / (Bank of New York LOC)
   (A-1, VMIG-1)**
   3.55%.................08/01/95   $14,600   $ 14,600,000

  New York State Energy Research
   and Development Authority PCRB
   (Orange and Rockland
   Utilities, Inc. Projects)
   Series 1994 A DN / (FGIC
   Insurance)
   (A-1+, VMIG-1)**
   3.55%.................08/07/95       400        400,000

  New York State Energy Research
   and Development Authority (New
   York State Electric and Gas)
   Series 1985-A MB / (Morgan
   Guaranty LOC) (A-1+)
   4.65%.................03/15/96     1,000      1,000,000

  New York State Energy Research
   and Development Authority
   Adjustable Rate PCRB (Long
   Island Lighting Project) MB /
   (Deutsche Bank LOC) (VMIG-1)
   4.70%.................03/01/96     4,000      4,000,000

  New York State Energy Research
   and Development Authority
   Annual Tender PCRB MB/(Union
   Bank of Switzerland LOC) (P-1)
   4.10%.................10/15/95     2,000      2,000,000

   4.60%.................12/01/95     2,065      2,065,000

  New York State Housing Finance
   Agency (Memorial Sloan-
   Kettering Cancer Center) DN
   (A-1+)**
   3.75%.................08/07/95       400        400,000

  New York State Housing Finance
   Agency (Mount Sinai School of
   Medicine) Series A DN / (Sanwa
   Bank LOC) (A1+, VMIG-1)**
   3.60%.................08/07/95     5,500      5,500,000

  New York State Housing Finance
   Agency, (Multi-Family Housing)
   RB Series 1988 A DN / (AMBAC
   Insurance)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95       700        700,000

  New York State Housing Finance
   Authority (Normandie Court I)
   Series 1991A DN / (Societe
   Generale LOC)
   (A-1+, VMIG-1)**
   3.60%.................08/07/95     2,300      2,300,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)
                                 July 31, 1995

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York State IDA Civic
   Facilities (National Audubon
   Society) Series 1989 DN /
   (Swiss Bank LOC) (VMIG-1)**
   4.10%.................08/01/95   $ 1,600   $  1,600,000

  New York State Job Development
   Authority DN / (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   3.50%.................08/01/95       935        935,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 C DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95     7,235      7,235,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 D DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95       375        375,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 E DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95     1,725      1,725,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 F DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95     1,930      1,930,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 G DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95     3,175      3,175,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984 H DN /
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.70%.................08/01/95     1,755      1,755,000

  New York State Local Government
   Assistance Corp. Series 1995-D
   MB / (Societe Generale LOC)
   (A-1+, VMIG-1)
   3.20%.................08/01/95    12,100     12,100,000

  New York State Local Government
   Assistance Corp. Series 1995-G
   MB / (National Westminster
   LOC) (A-1+, VMIG-1)
   3.20%.................08/01/95    10,000     10,000,000

NEW YORK (CONTINUED)
  New York State Medical Care
   Facilities Finance Agency
   Revenue Pooled Equipment Loan
   Program, Series 1985 Issue One
   DN / (Chemical Bank LOC) (A-1,
   VMIG-1)**
   3.60%.................08/07/95   $ 2,000   $  2,000,000

  New York State Power Authority
   Adjustable Tender Notes MB
   (A-1, VMIG-1)
   4.40%.................09/01/95    15,300     15,300,000

  New York State Solid Waste
   Management Authority (North
   Hempstead) DN / (National
   Westminster LOC)
   (A-1+, VMIG-1)**
   3.55%.................08/07/95       150        150,000

  New York State TECP Series Q
   (A-1, P-1)
   3.75%.................10/25/95     5,000      5,000,000

  New York State TECP Series R
   (A-1, P-1)
   3.75%.................08/09/95     8,000      8,000,000

   3.20%.................08/24/95     5,500      5,500,000

  Niagara Falls Toll Bridge
   Series 1993 A DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.60%.................08/07/95       200        200,000

  Triborough Bridge and Tunnel
   Authority Beneficial Interest
   Certificates DN / (MBIA
   Insurance) (VMIG-1)**
   3.45%.................08/15/95     4,475      4,475,000

  Triborough Bridge and Tunnel
   Authority DN / (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.50%.................08/07/95     6,600      6,600,000

  Yonkers IDA Series 1994 Civic
   Facility RB (Consumers Union
   Facility) DN / (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.50%.................08/07/95     1,000      1,000,000
                                              ------------
                                               232,653,584
                                              ------------
PUERTO RICO -- 5.1%
  Government Development Bank for
   Puerto Rico Adjustable RB
   Series 1985 DN / (Credit
   Suisse LOC) (A1+, VMIG-1)**
   3.45%.................08/07/95     3,850      3,850,000

  Puerto Rico Industrial,
   Medical, and Environmental
   Control Facility Finance
   Authority IDRB MB / (Morgan
   Guaranty LOC)
   4.35%.................12/01/9      2,700      2,700,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Concluded)
                                 July 31, 1995

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
PUERTO RICO (CONTINUED)
  Puerto Rico Industrial,
   Medical, and Higher Education
   Authority Revenue Bonds MB /
   (Bank of Tokyo LOC) (VMIG-1)
   3.85%.................08/10/95   $ 2,300   $  2,300,000

  Puerto Rico Industrial,
   Medical, Higher Education, and
   Pollution Control Facility
   Finance Authority
   Inter-American University of
   Puerto Rico Project Series
   1988 MB / (Bank of Tokyo LOC)
   (VMIG-1)
   3.45%.................08/07/95     1,400      1,400,000

  Puerto Rico Medical, Higher
   Education, and Environmental
   PCR (Ana G. Mendez Educational
   Foundation Project) DN /
   (Bank of Tokyo LOC)
   (A-1+, VMIG-1)**
   3.90%.................08/07/95     2,300      2,300,000
                                              ------------
                                                12,550,000
                                              ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $245,203,584*)............... 99.4%    245,203,584

OTHER ASSETS IN EXCESS OF
  LIABILITIES..........................0.6%      1,446,698
                                      -----   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 246,681,714
  Money shares of capital stock
  outstanding).......................100.0%   $246,650,282
                                     ======   ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($246,650,282 / 246,681,714).......................$1.00
                                                     =====
-------------
*  Aggregate cost for federal income tax purposes is
   substantially the same.

** Variable rate demand notes -- the interest rate shown is as of July 31, 1995, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.

   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the most recent ratings available at July 31, 1995. The ratings have not been verified by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

---------------------------------------------------------


                   NEW YORK MONEY FUND
               MUNICIPAL FUND FOR NEW YORK
                     INVESTORS, INC.
              Maturity Schedule of Portfolio
                      July 31, 1995

          MATURITY
           PERIOD            PAR          PERCENTAGE
       -------------     ------------     ----------
            1-30 days    $197,838,000        80.7%
           31-60 days      16,310,000         6.7%
           61-90 days       8,000,000         3.3%
          91-120 days               0         0.0%
        Over 120 days      22,995,000         9.3%

             Average Weighted Maturity -- 33 days

---------------------------------------------------------
INVESTMENT ABBREVIATIONS:

BAN      Bond Anticipation Note
DN       Demand Note
GO       General Obligation
IDA      Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCR      Pollution Control Revenue
RAN      Revenue Anticipation Note
RB       Revenue Bond
TAN      Tax Anticipation Note
TECP     Tax-Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Note


                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                        For the Year Ended July 31, 1995

Investment income:
  Interest income.........................................................        $8,631,699
                                                                                  ----------
Expenses:
  Investment advisory fees................................................           485,058
  Administration fees.....................................................           485,058
  Service Organization fees:
     Plus shares..........................................................               302
  Legal and audit fees....................................................            69,567
  Directors' and officers' fees and expenses..............................            27,000
  Custodian fees..........................................................            60,755
  Transfer agent fees.....................................................            21,957
  Miscellaneous...........................................................            36,496
                                                                                  ----------
                                                                                   1,186,193
  Fees waived by Investment Adviser and Administrator.....................          (700,857)
                                                                                  ----------
     Total expenses.......................................................           485,336
                                                                                  ----------
     Net investment income................................................         8,146,363
Realized gain on investments:
  Net realized gain on investments sold...................................             3,631
                                                                                  ----------
Net increase in net assets resulting from operations......................        $8,149,994
                                                                                  ==========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                       Statement of Changes in Net Assets

                                                                  YEAR ENDED      YEAR ENDED
                                                                 JULY 31, 1995   JULY 31, 1994
                                                                 -------------   -------------
Increase (decrease) in net assets:
  Operations:
     Net investment income...................................    $   8,146,363   $   6,086,824
     Net gain (loss) on investments..........................            3,631          (3,432)
                                                                 -------------   -------------
     Net increase in net assets resulting from operations....        8,149,994       6,083,392
                                                                 -------------   -------------
  Dividends to shareholders from net investment income:
     Money shares............................................       (8,143,179)     (5,431,630)
     Dollar shares...........................................               --        (636,261)
     Plus shares.............................................           (3,184)        (18,933)
                                                                 -------------   -------------
     Total dividends to shareholders.........................       (8,146,363)     (6,086,824)
                                                                 -------------   -------------
  Increase (decrease) in net assets from Fund share
     transactions............................................      (33,270,815)     27,260,410
                                                                 -------------   -------------
     Net increase (decrease) in net assets...................      (33,267,184)     27,256,978
Net assets:
  Beginning of year..........................................      279,917,466     252,660,488
                                                                 -------------   -------------
  End of year................................................    $ 246,650,282   $ 279,917,466
                                                                 =============   =============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                    MONEY SHARES
                                                    -----------------------------------------------------------------------------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    JULY 31, 1995   JULY 31, 1994   JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                                                    -------------   -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Year................    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                    -------------   -------------   -------------   -------------   -------------
  Income From Investment Operations:
     Net Investment Income........................       0.0338          0.0226          0.0230          0.0321          0.0441
                                                    -------------   -------------   -------------   -------------   -------------
       Total From Investment Operations...........       0.0338          0.0226          0.0230          0.0321          0.0441
                                                    -------------   -------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net Investment Income.........      (0.0338)        (0.0226)        (0.0230)        (0.0321)        (0.0441)
                                                    -------------   -------------   -------------   -------------   -------------
       Total Distributions........................      (0.0338)        (0.0226)        (0.0230)        (0.0321)        (0.0441)
                                                    -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of Year......................    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                     ==========      ==========      ==========      ==========      ==========
Total Returns.....................................         3.43%           2.29%           2.33%           3.26%           4.50%
Ratios/Supplemental Data:
     Net Assets, End of Year $(000)...............      246,650         279,483         204,670         267,655         284,834
     Ratios of Expenses to Average Net Assets(1)..         0.20%           0.20%           0.25%(2)        0.30%           0.30%
     Ratios of Net Investment Income to Average
       Daily Net Assets...........................         3.36%           2.28%           2.31%           3.20%           4.42%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Money shares for the years ended July 31, 1995, 1994, 1993, 1992 and 1991 were .49%, .48%, .51%, .49% and .49%, respectively.

(2) Expense limitation for Money shares was lowered to .20% of the Portfolio's average daily net assets, effective January 18, 1993.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   DOLLAR SHARES
                                                  -------------------------------------------------------------------------------
                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  JULY 31, 1995(4) JULY 31, 1994(4) JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                                                  --------------   --------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period............      $ 1.00          $   1.00        $    1.00       $    1.00       $    1.00
                                                     -------       --------------   -------------   -------------   -------------
  Income From Investment Operations:
     Net Investment Income......................        0.00            0.0127           0.0205          0.0296          0.0416
                                                     -------       --------------   -------------   -------------   -------------
       Total From Investment Operations.........        0.00            0.0127           0.0205          0.0296          0.0416
                                                     -------       --------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net Investment Income.......        0.00           (0.0127)         (0.0205)        (0.0296)        (0.0416)
                                                     -------       --------------   -------------   -------------   -------------
       Total Distributions......................        0.00           (0.0127)         (0.0205)        (0.0296)        (0.0416)
                                                     -------       --------------   -------------   -------------   -------------
Net Asset Value, End of Period..................      $ 1.00          $   1.00        $    1.00       $    1.00       $    1.00
                                                     ========      ==============   =============   =============    ============
Total Returns...................................          --              1.96%(3)         2.08%           3.01%           4.25%
Ratios/Supplemental Data:
     Net Assets, End of Period $(000)...........          --                --           46,509          50,094          54,613
     Ratios of Expenses to Average Net
       Assets(1).................................         --              0.45%(3)         0.50%(2)        0.55%           0.55%
     Ratios of Net Investment Income to Average
       Daily Net Assets.........................          --              1.94%(3)         2.06%           2.95%           4.17%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Dollar shares for the years ended July 31, 1994, 1993, 1992 and 1991 were .73%, .76%, .74% and .74%, respectively.

(2) Expense limitation for Dollar shares was lowered to .45% of the Portfolio's average daily net assets, effective January 18, 1993.

(3) Annualized.

(4) There were no Dollar shares outstanding during the period from March 28, 1994 to July 31, 1995.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                    PLUS SHARES
                                                   ------------------------------------------------------------------------------
                                                     YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   JULY 31, 1995(4) JULY 31, 1994   JULY 31, 1993   JULY 31, 1992   JULY 31, 1991
                                                   --------------   -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Year................    $   1.00        $    1.00       $    1.00       $    1.00       $    1.00
                                                   --------------   -------------   -------------   -------------   -------------
  Income From Investment Operations:
     Net Investment Income........................      0.0090           0.0201          0.0205          0.0296          0.0416
                                                   --------------   -------------   -------------   -------------   -------------
       Total From Investment Operations...........      0.0090           0.0201          0.0205          0.0296          0.0416
                                                   --------------   -------------   -------------   -------------   -------------
  Less Distributions:
     Dividends From Net Investment Income.........     (0.0090)         (0.0201)        (0.0205)        (0.0296)        (0.0416)
                                                   --------------   -------------   -------------   -------------   -------------
       Total Distributions........................     (0.0090)         (0.0201)        (0.0205)        (0.0296)        (0.0416)
                                                   --------------   -------------   -------------   -------------   -------------
Net Asset Value, End of Year......................    $   1.00        $    1.00       $    1.00       $    1.00       $    1.00
                                                   ==============   =============   =============   =============   =============
Total Returns.....................................        2.69%(3)         2.04%           2.08%           3.01%           4.25%
Ratios/Supplemental Data:
     Net Assets, End of Year $(000)...............          --              435           1,481             243             461
     Ratios of Expenses to Average Net Assets(1)..        0.45%(3)         0.45%           0.50%(2)        0.55%           0.55%
     Ratios of Net Investment Income to Average
       Daily Net Assets...........................        2.64%93)         2.03%           2.06%           2.95%           4.17%

---------------

(1) Annualized operating expense ratios before waivers of fees by the Investment Adviser and Administrator for Plus shares for the years ended July 31, 1995, 1994, 1993, 1992 and 1991 were .73%, .73%, .76%, .74% and .74%, respectively.

(2) Expense limitation for Plus shares was lowered to .45% of the Portfolio's average daily net assets, effective January 18, 1993.

(3) Annualized.

(4) There were no Plus shares outstanding during the period from December 2, 1994 to July 31, 1995.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

1. Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus shares may be requested to provide assistance in connection with the distribution of such shares. Money shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

2. Significant Accounting Policies

  Portfolio valuation--Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income--Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders--It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes--No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the Company's average daily net assets.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is pay-able by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  The Investment Adviser and Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the year ended July 31, 1995, the Investment Advisor and the Administrators voluntarily waived fees totaling $350,428 and $350,429, respectively.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is transfer agent.

4. Fund Shares

  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                              YEAR               YEAR
                              ENDED              ENDED
                             7/31/95            7/31/94
                         ---------------    ---------------
Sold
 Money shares........... $ 1,040,239,729    $ 1,176,497,722
 Dollar shares..........              --         41,213,523
 Plus shares............           9,800            242,100
Issued as reinvestments
 of dividends
 Money shares...........         361,349            233,959
 Dollar shares..........              --                 --
 Plus shares............              --                 --
Redeemed
 Money shares...........  (1,073,436,993)    (1,101,910,204)
 Dollar shares..........              --        (87,727,990)
 Plus shares............        (444,700)        (1,288,700)
                         ---------------    ---------------
Net increase
 (decrease)............. $   (33,270,815)   $    27,260,410
                         ===============    ===============

  The authorized capital of the Company consists of 1.4 billion Money shares, 300 million Dollar shares and 300 million Plus shares, each with a par value of $.001 per share.

5. Capital Loss Carryover

  At July 31, 1995, a capital loss carryover of $31,432 was available to offset possible future capital gains. The carryover expires as follows: $7,769 in 1997, $3,125 in 1998, $17,106 in 2001, and $3,432 in 2002.

6. Net Assets

  At July 31, 1995, net assets consisted of the following:

Paid-in capital...............  $246,681,714
Accumulated net realized
  losses on investments.......       (31,432)
                                ------------
                                $246,650,282
                                ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Directors
of Municipal Fund for New York Investors, Inc.:

We have audited the accompanying statement of net assets of Municipal Fund for New York Investors, Inc. as of July 31, 1995 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held by the custodian as of July 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Fund for New York Investors, Inc. as of July 31, 1995, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
September 8, 1995

Directors
  Thomas A. Melfe
    Chairman
  Francis E. Drake, Jr.
  Rodney D. Johnson

Officers
  Edward J. Roach
    President and Treasurer
  Morgan R. Jones
    Secretary

Investment Adviser
  PNC Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Distributor
  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Company, which contains information concerning its investment policies as well as other pertinent information.

PIF-A-012
                              NEW YORK MONEY FUND

                            An Investment Portfolio
                                   Offered by
                               Municipal Fund for
                            New York Investors, Inc.

                     [PROVIDENT INSTITUTIONAL FUNDS LOGO]

                         Annual Report to Shareholders
                                 July 31, 1995